CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement
Profit	€ 2,764	€ 4,860	€ 13,961
Adjustments to reconcile profit to net cash provided by operating activities
Depreciation and amortization	7,600	7,479	7,205
Net impairments (reversals) of tangible, intangible and right-of-use assets	2,900	1,802	1,140
Write-off of tangible and intangible assets and right-of-use assets	580	535	599
Share of (profit) loss of equity-accounted investments	(866)	(1,336)	(1,841)
Net gain on disposal of assets	(601)	(441)	(524)
Dividend income	(227)	(255)	(351)
Interest income	(497)	(517)	(159)
Interest expense	1,245	1,000	1,033
Income taxes	3,725	5,368	8,088
Other changes	(158)	(700)	(2,773)
Cash flow from changes in working capital:	1,286	1,811	(1,279)
- inventories	68	1,792	(2,528)
- trade receivables	1,145	3,322	(1,036)
- trade payables	110	(4,823)	2,284
- provisions	(87)	97	2,028
- other assets and liabilities	50	1,423	(2,027)
Change in the provisions for employee benefits	(105)	1	39
Dividends received	1,946	2,255	1,545
Interest received	456	459	116
Interest paid	(1,130)	(919)	(851)
Income taxes paid, net of tax receivables received	(5,826)	(6,283)	(8,488)
Net cash provided by operating activities	13,092	15,119	17,460
Cash flow from investing activities	(11,782)	(12,404)	(10,793)
- tangible assets	(7,999)	(8,739)	(7,700)
- prepaid right-of-use assets	(5)		(3)
- intangible assets	(486)	(476)	(356)
- consolidated subsidiaries and businesses net of cash and cash equivalents acquired	(1,795)	(1,277)	(1,636)
- investments	(798)	(1,315)	(1,675)
- securities and financing receivables held for operating purposes	(185)	(388)	(350)
- change in payables in relation to investing activities	(514)	(209)	927
Cash flow from disposals	2,496	845	2,989
- tangible assets	1,354	122	149
- intangible assets	21	32	17
- consolidated subsidiaries and businesses net of cash and cash equivalents disposed of	887	395	(60)
- investments	526	47	1,096
- securities and financing receivables held for operating purposes	69	32	483
- change in receivables in relation to disposals	(361)	217	1,304
Net change in securities and financing receivables held for non-operating purposes	(531)	2,194	786
Net cash used in investing activities	(9,817)	(9,365)	(7,018)
Increase in long-term financial debt	3,516	4,971	130
Repayments of long-term financial debt	(4,748)	(3,161)	(4,074)
Payments of lease liabilities	(1,205)	(963)	(994)
Increase (decrease) in short-term financial debt	(61)	(1,495)	1,375
Dividends paid to Eni's shareholders	(3,068)	(3,046)	(3,009)
Dividends paid to non-controlling interest	(45)	(36)	(60)
Capital contribution by (reimbursement to) non-controlling interests	589	(16)	92
Sale (purchase) of additional interests in consolidated subsidiaries		(60)	536
Other contributions	14
Purchase of treasury shares	(2,012)	(1,803)	(2,400)
Issuing effect of convertible bonds		79
Issue of perpetual subordinated bonds	1,778
Coupon payment on perpetual subordinated bonds	(138)	(138)	(138)
Net cash used in financing activities	(5,380)	(5,668)	(8,542)
Effect of exchange rate changes and other changes on cash and cash equivalents	83	(62)	16
Net increase (decrease) in cash and cash equivalents	(2,022)	24	1,916
Cash and cash equivalents - beginning of the year	10,205	10,181	8,265
Cash and cash equivalents - end of the year	8,183	10,205	10,181
Related parties
Adjustments to reconcile profit to net cash provided by operating activities
Net cash provided by operating activities	(11,508)	(7,011)	223
Net cash used in investing activities	(3,140)	(1,695)	(32)
Net cash used in financing activities	(20)	(162)	(88)
Effect of exchange rate changes and other changes on cash and cash equivalents	(3)	(7)	8
Net increase (decrease) in cash and cash equivalents	€ (14,671)	€ (8,875)	€ 111